                                                                                                            May 2, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:       Dreyfus Municipal Bond Infrastructure Fund, Inc.

File No. 811-22784

            33 Act No.:      333-185730
            CIK No.:         0001565381

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended February 29, 2016.

            Please direct any questions or comments to the attention of the undersigned at 412-236-7700.

                                                                                                            Very truly yours,

                                                                                                            /s/ Joseph W. Kulbacki

                                                                                                            Joseph W. Kulbacki

                                                                                                            Paralegal